Shareholders' Equity (Schedule of Option Activity) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Number of options
Options unexercised, as of	261,320	58,792	190,366
Granted	338,038	217,850
Exercised		(12,916)	(66,498)
Expired	(6,240)	(1,376)	(42,098)
Forfeited	(40,732)	(1,030)	(22,978)
Options unexercised, as of	552,386	261,320	58,792
Weighted average exercise price
Granted	$ 3.77	$ 5.85
Exercised		$ 2.82	$ 4.58
Expired	$ 10.20	$ 13.99	$ 11.47
Forfeited	$ 4.01	$ 9.48	$ 3.67
Weighted Average Grant Date Fair Value
Granted	$ 3.69	$ 3.18
Exercised		$ 4.33	$ 2.57
Expired	$ 11.46	$ 3.3	$ 2.85
Forfeited	$ 15.77	$ 3.26	$ 2.78